Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	10-12G/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	STRATOS RENEWABLES CORPORATION
Entity Central Index Key	0001321517
Entity Tax Identification Number	20-1699126
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3535 Executive Terminal Drive
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89052
City Area Code	(702)
Local Phone Number	840-4433
Title of 12(g) Security	Common Stock, $0.001
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false